Troubled Debt Restructurings that Have Defaulted (Detail) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2014 Retail Business Banking INR	Sep. 30, 2014 Wholesale loans INR
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 5.2	320.2	76.2	244.0